Policyholder liabilities and unallocated surplus - Asia liabilities by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018
Liabilities
Reinsurers' share of insurance contract liabilities	$ 13,856	[1]	$ 12,024
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Reinsurers' share of insurance contract liabilities	5,458		3,537
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	115,235		91,497
Hong Kong | Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	58,800		43,997
Indonesia | Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	4,933		4,687
Malaysia | Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	7,725		6,937
Singapore | Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	27,427		23,121
Taiwan | Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	6,801		5,353
Other operations | Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	$ 9,549		$ 7,402

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1